Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2012
Loans Held for Investment [Abstract]
Composition of net loans held for investment by class

	2012	2011
	(dollars in thousands)

Commercial
Commercial	$41,390	$45,907
Real estate - commercial	103,304	114,944
Other real estate construction loans	25,052	31,601
Noncommercial
Real estate 1-4 family construction	3,080	5,543
Real estate - residential	93,927	101,847
Home equity	48,517	51,413
Consumer loans	12,986	14,710
Other loans	822	602

	329,078	366,567
Less:
Allowance for loan losses	(6,801)	(6,815)
Deferred loan (fees) costs, net	105	108

Loans held for investment, net	$322,382	$359,860